Aggregate Changes in Balance of Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 0	$ 1,395,000
Changes in expected tax position		(1,395,000)
Balance, end of year	$ 0	$ 0